Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data		Total USD ($)	Common Shares [Member]	Additional Paid-in-Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Legal Reserve [Member] USD ($)
Beginning balance at Dec. 31, 2011		$ (28,649)			$ (28,649)
Net income and total comprehensive income		61,161			61,161
Accretion of income to Class A, Class B and Class C shares		(29,454)			(29,454)
Transfer to legal reserve					(3,058)	3,058
Ending Balance at Dec. 31, 2012		3,058				3,058
Net income and total comprehensive income		112,800			112,800
Accretion of income to Class A, Class B and Class C shares		(107,160)			(107,160)
Transfer to legal reserve					(5,640)	5,640
Ending Balance at Dec. 31, 2013		8,698				8,698
Net income and total comprehensive income		91,103			91,103
Repurchase of Class C shares, value		(5,173)			(5,173)
Repurchase of Class C shares		0	0	0	0	0
Share-based compensation		53,733		53,733
Accretion of income to Class A, Class B and Class C shares		(70,798)			(70,798)
Transfer to legal reserve					(3,999)	3,999
Reorganization	[1]	1,355,434		1,368,131		(12,697)
Reorganization, shares	[1]		81,681,131
Ending Balance at Dec. 31, 2014		$ 1,432,997		$ 1,421,864	$ 11,133
Ending balance, shares at Dec. 31, 2014			81,681,131

[1]	Refer to note 13 for the details of the reorganization that occurred during the year ended December 31, 2014.